CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
CONTINGENCIES
CONTINGENCIES

NOTE 12: CONTINGENCIES

On February 28, 2020, a Company vendor filed a lawsuit against the Company’s non-payment of trade payables totaling $123,000. Such amounts, including expected interest, are included in accounts payable in the accompanying consolidated balance sheets and the Company does not believe it is probable that losses in excess of such trade payables will be incurred. The Company is making payments each month and this matter will be settled by March 2022.

On March 25, 2020, a Bailey’s product vendor filed a lawsuit against Bailey for non-payment of trade payables totaling $492,390. Approximately the same amount is held in accounts payable for this vendor in the accompanying consolidated balance sheets and the Company does not believe it is probable that losses in excess of such trade payables will be incurred. The Company and product vendor have entered into a settlement, which will require the Company make ten monthly payments of approximately $37,000, starting in May 2021. Upon completion of the payment schedule, any remaining amounts will be forgiven. If the Company fails to meet its obligations based on the prescribed time frame, the full amount will be due with interest, less payments made.

On December 21, 2020, a Company investor filed a lawsuit against DBG for reimbursement of their investment totaling $100,000. Claimed amounts are included in short-term convertible note payable in the accompanying consolidated balance sheets and the Company does not believe it is probable that losses in excess of such short-term note payable will be incurred. The Company is actively working to resolve this matter.

In August 2020 and March 2021, two lawsuits were filed against Bailey’s by third-party’s related to prior services rendered. The claims (including fines, fees, and legal expenses) total an aggregate of $96,900. Both cases are in the preliminary stages and the Company believes the claims to be without merit. At this time, the Company is unable to determine potential outcomes but does not believe risk of loss is probable.

On September 24, 2020 a Bailey’s product vendor filed a lawsuit against Bailey’s non-payment of trade payables totaling approximately $481,000 and additional damages of approximately $296,000. Claimed amounts for trade payables are included in accounts payable in the accompanying consolidated balance sheets, net of payments made. The Company does not believe it will be liable for additional damages and therefore the Company does not believe additional accrual is needed over what is included in accounts payable at this time. The Company plans to contest any such damages vigorously.

Except as may be set forth above the Company is not a party to any legal proceedings, and the Company is not aware of any claims or actions pending or threatened against us. In the future, the Company might from time to time become involved in litigation relating to claims arising from its ordinary course of business, the resolution of which the Company does not anticipate would have a material adverse impact on our financial position, results of operations or cash flows.

NOTE 13: CONTINGENCIES

We were in a lawsuit with our Los Angeles landlord in 2019. In February 2020, we settled with the landlord and terminated our lease agreement. The Company received $73,500 from the landlord, which included $43,500 from the security deposit and two-thirds of the brokerage commission payable for the sub-lease agreement, which will be received in 2020. The premises have been vacated there is no additional liability.

On February 28, 2020, a DBG vendor filed a lawsuit against DBG’s non-payment of trade payables totaling $123,000. Such amounts, including expected interest, are included in accounts payable in the accompanying consolidated balance sheets and the Company does not believe it is probable that losses in excess of such trade payables will be incurred. The Company is actively working to resolve this matter.

On March 25, 2020, a Bailey’s product vendor filed a lawsuit against Bailey for non-payment of trade payables totaling $492,390. Approximately the same amount is held in accounts payable for this vendor in the accompanying consolidated balance sheets and the Company does not believe it is probable that losses in excess of such trade payables will be incurred. The Company is actively working to resolve this matter.

On December 21, 2020, a DBG investor filed a lawsuit against DBG for reimbursement of their investment totaling $100,000. Claimed amounts are included in short-term convertible note payable in the accompanying consolidated balance sheets and the Company does not believe it is probable that losses in excess of such short-term note payable will be incurred. The Company is actively working to resolve this matter.

In August 2020 and March 2021, two lawsuits were filed against Bailey’s by third-party’s related to prior services rendered. The claims (including fines, fees, and legal expenses) total an aggregate of $96,900. Both cases are in the preliminary stages and the Company believes the claims to be without merit. At this time, the Company is unable to determine potential outcomes but does not believe risk of loss is probable.

On September 24, 2020 a Bailey’s product vendor filed a lawsuit against Bailey’s non-payment of trade payables totaling approximately $481,000 and additional damages of approximately $296,000. Claimed amounts for trade payables are included in accounts payable in the accompanying consolidated balance sheets, net of payments made. The Company does not believe it will be liable for additional damages and therefore the Company does not believe additional accrual is needed over what is included in accounts payable at this time. We plan to contest any such damages vigorously.

Except as may be set forth above the Company are not a party to any legal proceedings, and the Company are not aware of any claims or actions pending or threatened against us. In the future, the Company might from time to time become involved in litigation relating to claims arising from our ordinary course of business, the resolution of which the Company do not anticipate would have a material adverse impact on our financial position, results of operations or cash flows.